Short-Term and Long-Term Financial Liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Short-Term and Long-Term Financial Liabilities [Abstract]
Schedule of Carrying Amount of Financial Liabilities

Carrying Amount of Financial Liabilities

	Conversion exercise price	Contractual interest rate %	Maturity date	September 30, 2026	December 31, 2025
Convertible notes, long term	$1.65	15.00%	July 10, 2028	86,726,959	81,548,426
Convertible notes, long term	$2.47	12.50%	April 30, 2029	21,079,692	4,262,670
Total financial liabilities, net				107,806,651	85,811,096

Of which classified as:
Current financial liabilities, net				1,863,563	3,694,936
Non-current financial liabilities, net				105,943,088	82,116,160

Schedule of Significant Inputs
Significant inputs in determining the fair value of amended notes
Share price	US$	1.80
Expected volatility		70%
Risk-free interest rate		4.215%
Debt discount rate / credit risk adjustment		25.0%
Conversion price before amendment	US$	3.86
Conversion price after amendment	US$	2.47

Schedule of Fair Value Measurement
Fair value measurement	Measurement date	Fair value		Valuation technique	Fair value hierarchy
Conversion feature before amendment	June 5, 2026	US$	2,561,000	Monte Carlo simulation	Level 3
Conversion feature after amendment	June 5, 2026	US$	5,762,000	Monte Carlo simulation	Level 3
Amended convertible notes recognized at fair value	June 5, 2026	US$	16,442,000	Monte Carlo simulation	Level 3

Schedule of Carrying Amount of Convertible Notes

The following table summarizes the movement in the carrying amount of convertible notes for the period ended September 30, 2026 and the year ended December 31, 2025.

	September 30, 2026	December 31, 2025
Opening balance	85,811,096	72,995,438
Additions	10,696,891	19,929,687
Converted into shares	(1,000,000)	(2,220,431)
Debt discount	(3,056,828)	(7,590,005)
Embedded derivative	-	(3,915,094)
Extinguishment of convertible notes	(5,558,600)	-
Recognition of amended convertible notes	16,442,000	-
Accrued interest, net	4,472,092	6,611,501
Ending balance	107,806,651	85,811,096

Schedule of Maturity Profile of Financial Liabilities

The maturity profile of financial liabilities consists of the following:

	September 30, 2026	December 31, 2025
2026	1,863,563	3,694,936
2027	-	-
2028	90,357,782	82,495,077
2029	20,139,560	13,649,501
Total principal	112,360,905	99,839,514
Less: unamortized debt discount, net	(4,554,254)	(14,028,418)
Total	107,806,651	85,811,096